Revenue Recognition - Disaggregated Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	$ 1,350	$ 1,272	$ 2,553	$ 2,406
Other revenues not from contracts with customers	5	4	9	12
Operating revenues	1,355	1,276	2,562	2,418
Other
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	87	99	183	192
Other revenues not from contracts with customers	0	(1)	0	(1)
Operating revenues	87	98	183	191
Regulated Businesses | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	1,263	1,173	2,370	2,214
Other revenues not from contracts with customers	5	5	9	13
Alternative revenue programs	4	4	6	10
Lease contract revenue	1	1	3	3
Operating revenues	1,268	1,178	2,379	2,227
Regulated Businesses | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	1,138	1,052	2,126	1,981
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	1,138	1,052	2,126	1,981
Regulated Businesses | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	113	107	220	208
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	113	107	220	208
Regulated Businesses | Miscellaneous utility charges | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	12	14	24	25
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	12	14	24	25
Regulated Businesses | Residential | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	689	637	1,282	1,197
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	689	637	1,282	1,197
Regulated Businesses | Residential | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	74	71	148	139
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	74	71	148	139
Regulated Businesses | Commercial | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	259	243	488	455
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	259	243	488	455
Regulated Businesses | Commercial | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	25	21	47	39
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	25	21	47	39
Regulated Businesses | Fire service | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	49	48	97	93
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	49	48	97	93
Regulated Businesses | Industrial | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	56	46	104	91
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	56	46	104	91
Regulated Businesses | Industrial | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	3	5	5	10
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	3	5	5	10
Regulated Businesses | Public and other | Water services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	85	78	155	145
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	85	78	155	145
Regulated Businesses | Public and other | Wastewater services: | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from Contracts with Customers	11	10	20	20
Other revenues not from contracts with customers	0	0	0	0
Operating revenues	$ 11	$ 10	$ 20	$ 20